INVESTMENT IN KEY MANAGEMENT INSURANCE POLICY	12 Months Ended
Sep. 30, 2025
Investments, All Other Investments [Abstract]
INVESTMENT IN KEY MANAGEMENT INSURANCE POLICY

NOTE 10. INVESTMENT IN KEY MANAGEMENT INSURANCE POLICY

The Group entered into a key management insurance policy for the founder to secure that the operation of the Group will not be affected by the death and loss of position of the founder. The fair value of the investment in key management insurance policy is determined at end of each reporting period at the cash surrender value that could be realized under the insurance policy, which is primarily based on the guaranteed cash value stated on the annual statement from the insurance company. The fair value measurement of the investment in key management insurance policy has been categorized as Level 3 based on the inputs to the valuation technique used and is positively correlated to the surrender cash value. The Group has determined that there are no significant unobservable inputs used in the fair value measurement, as the fair value is based on the guaranteed cash value stated on the annual statement from the insurance company. Accordingly, no quantitative information about significant unobservable inputs is presented.

		For the Years Ended September 30,
		2024	2025
		HK$	HK$
Balance at beginning of the year		1,157,520	1,157,520
Change in fair value recognized in the consolidated statements of operations	(A)	—	186,409
Balance at end of the year		1,157,520	1,343,929

(A)	The change in fair value was not material for the year ended September 30, 2024.